Supplementary cash flow information - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows [Line Items]
Common shares issued for mineral property interests	$ 0	$ 1,716
Share-based payments, capitalized to mineral property interests	3,622	1,167
Interest expense, capitalized to mining interests	20,052	10,675
Change in current liabilities relating to mineral property expenditures	(6,759)	11,253
Shares issued for purchase of non-controlling interest	(2,000)	0
Foreign exchange losses	(1,012)	(2,737)
Fekola Equipment Loan Facility
Statement Of Cash Flows [Line Items]
Foreign exchange losses	$ (4,776)	$ 0